RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

7. RELATED PARTY BALANCES AND TRANSACTIONS

As of March 31, 2026, the Company had the following major related party transactions:

Name of related parties	Relationship with Company
Wanhai Liu	Shareholder of Xilin Online (Beijing) E-commerce Co., Ltd
Tianyong Lv	Manager of Xilin Online (Beijing) E-commerce Co., Ltd
Shengqing Li	Manager of Shenzhen Zhimeng Qiyang Technology Co., Ltd.
Hongfang Xie	Shareholder of Shanghai Huomao Cultural Development Co., Ltd.
Wenlong Tong	President of CIMG Inc.
Wenwen Yu	Director of Wewin Technology LLC
Yujie Liu	The shareholders of CIMG
Yanli Hou	Director of CIMG Inc.

(a) Significant transactions with related parties

Name of related parties	Related party transactions	Six months ended March 31, 2026
Shengqing Li	Loan advanced to Shenzhen Zhimeng Qiyang Technology Co., Ltd.	$9,890
Hongfang Xie	Loan advanced to Shanghai Huomao Cultural Development Co., Ltd.	9,043
Hongfang Xie	Loan advanced to Guizhou Zhutai Huomao Liquor Industry Co., Ltd.	4,593
Wenwen Yu	Loan advanced to CIMG Inc.	15,000
Wenlong Tong	Loan advanced from Zhongyan Shangyue Technology Co., Ltd	18,661
Wenwen Yu	Loan advanced from Wewin Technology LLC.	(66,207)

Nature of Related Party Transactions

As of March 31, 2026, the Company and its subsidiaries entered into certain transactions with related parties in the ordinary course of business. These transactions primarily consisted of advances made by related parties to settle operating and administrative expenses on behalf of the Company’s subsidiaries, as well as financing arrangements entered into with related parties.

Except as otherwise disclosed, all advances from or to related parties were unsecured, non-interest bearing, and had no fixed repayment terms. Management believes that the terms of these transactions are not materially different from those that could have been obtained from independent third parties under similar circumstances.

(b) Balances with related parties

March 31, 2026
Wenwen Yu	$140,001
Yanli Hou	35,535
Total amounts due from related parties	175,536

Shengqing Li	$195,656
Hongfang Xie	14,329
Wenwen Yu	15,000
Yujie Liu	99,385
Dada Business Trading Co., Limited	651,103
YY Tech Inc.	217,018
Wenlong Tong	149
Yanli Hou	591
Xujia Liu	60,000
VMADE CO.,LIMITED	225,000
DYT INFO PTE. LTD.	220,000
RR Digital Tech Ltd.	37,000
Joyer investment Limited	233,437
Total amounts due to related parties	1,968,668

The amounts due from and due to related parties primarily arose from payments made on behalf of the Company or its subsidiaries for operating, administrative, and legal expenses, as well as advances and settlements in the ordinary course of business. Such balances are recorded at their original amounts, which approximate fair value due to their short-term nature.

As of the date of issuance of these financial statements, management does not expect any material credit losses in respect of amounts due from related parties.

7. RELATED PARTY BALANCES AND TRANSACTIONS

During the years ended September 30, 2025 and 2024, respectively, other than disclosed elsewhere, the Company had the following major related party transactions:

Name of related parties	Relationship with Company
Wanhai Liu	Stockholder of Xilin Online (Beijing) E-commerce Co., Ltd
Tianyong Lv	Manager of Xilin Online (Beijing) E-commerce Co., Ltd
Shengqing Li	Manager of Shenzhen Zhimeng Qiyang Technology Co., Ltd.
Hongfang Xie	Stockholder of Shanghai Huomao Cultural Development Co., Ltd.
Wenlong Tong	President of CIMG Inc.
Wenwen Yu	Director of Wewin Technology LLC
Metaverse Intelligence Tech Ltd.	An entity whose owner is a director of Wewin Technology LLC

(a) Significant transactions with related parties

Name of related parties	Related party transactions	Year Ended September 30, 2025	Year Ended September 30, 2024
Wanhai Liu	Loan advanced to Xilin Online (Beijing) E-commerce Co., Ltd	$12,262	$-
Tianyong Lv	Loan advanced to Xilin Online (Beijing) E-commerce Co., Ltd	12,754	-
Shengqing Li	Loan advanced to Shenzhen Zhimeng Qiyang Technology Co., Ltd.	185,765	-
Hongfang Xie	Loan advanced to Shanghai Huomao Cultural Development Co., Ltd.	56	-
Hongfang Xie	Loan advanced to Guizhou Zhutai Huomao Liquor Industry Co., Ltd.	637	-
Wenlong Tong	Loan advanced from Zhongyan Shangyue Technology Co., Ltd	(18,662)	-
Wenwen Yu	Loan advanced from Wewin Technology LLC.	(73,795)	7,500
Metaverse Intelligence Tech Ltd	Convertible notes with CIMG INC	3,693,041	300,000

Nature of Related Party Transactions

During the years ended September 30, 2025 and 2024, the Company and its subsidiaries entered into certain transactions with related parties in the ordinary course of business. These transactions primarily consisted of advances made by related parties to settle operating and administrative expenses on behalf of the Company’s subsidiaries, as well as financing arrangements entered into with related parties.

Except as otherwise disclosed, all advances from or to related parties were unsecured, non-interest bearing, and had no fixed repayment terms. Management believes that the terms of these transactions are not materially different from those that could have been obtained from independent third parties under similar circumstances.

(b) Balances with related parties

	September 30,
	2025	2024
Wenlong Tong	$18,662	$-
Wenwen Yu	73,795	-
Total amounts due from related parties	92,457	-

Wanhai Liu	$12,263	$-
Tianyong Lv	12,754	-
Shengqing Li	185,765	-
Hongfang Xie	693	-
Wenwen Yu	-	7,500
Total amounts due to related parties	211,475	7,500

Metaverse Intelligence Tech Ltd.	$3,693,041	$319,220
Conversion to common stock	(1,855,000)	-
Total convertible notes – related party	1,838,041	319,220

The amounts due from and due to related parties primarily arose from payments made on behalf of the Company or its subsidiaries for operating, administrative, and legal expenses, as well as advances and settlements in the ordinary course of business. Such balances are recorded at their original amounts, which approximate fair value due to their short-term nature.

As of the date of issuance of these financial statements, management does not expect any material credit losses in respect of amounts due from related parties.